Acquisitions and Divestitures - Summary of Sales and Other Operating Revenue and Loss From Discontinued Operation Related to Disposition - Australia Divestitures (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from Australian discontinued operations, net of tax	$ 0	$ (238)
Australia [Member] | Divestiture [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues and other from discontinued operations	0	187
Income from divested Australian operations	0	10
Income tax expense	0	(199)
Loss from Australian discontinued operations, net of tax	$ 0	$ (238)
Woodside Sale [Member] | Australia [Member] | Divestiture [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment on Woodside sale			$ (49)